Offerings	Sep. 02, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.800% The Dow Chemical Co Notes Due September 15, 2030
Maximum Aggregate Offering Price	$ 6,184,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 946.77
Offering Note	"Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended." for each security type as done previously.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% The Dow Chemical Co Notes Due September 15, 2035
Maximum Aggregate Offering Price	$ 5,273,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 807.30
Offering Note	"Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended." for each security type as done previously.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.400% The Dow Chemical Co Notes Due September 15, 2055
Maximum Aggregate Offering Price	$ 9,153,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,401.32
Offering Note	"Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended." for each security type as done previously.